Note 7 - Stockholders' Equity (Details Textual) - USD ($)								1 Months Ended					2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 24, 2019	Jul. 16, 2019	Jun. 19, 2019	Apr. 26, 2019	Feb. 26, 2019	Feb. 25, 2019	Feb. 18, 2019	Jul. 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Mar. 31, 2018	May 31, 2017	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock, Shares Authorized (in shares)														10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)														$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding, Ending Balance (in shares)														400		2,486	3,450
Conversion of Stock, Shares Issued (in shares)																296,390	95
Stock Issued During Period, Shares, Issued for Services (in shares)														10,417		3,224	17
Stock Issued During Period, Value, Issued for Services														$ 6,000		$ 24,000	$ 513,500
Stock Issued During Period, Value Expensed During the Period, Issued for Services														6,000	$ 126,572		314,419
Prepaid Expense, Value of Stock Issued for Services During Period																$ 199,080
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)																10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)																3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total														$ 0		$ 99,975
Series I Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																48
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)														$ 15,000		$ 15,000
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense														$ 0	$ 26,652	$ 104,420	155,304
Share-based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Share-based Payment Arrangement, Expense																43,801	41,998
Share-based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense																$ 60,619	$ 113,306
Series G Convertible Preferred Stock and Related Warrants [Member]
Convertible Preferred Stock and Related Warrants, Authorized (in shares)						1,000
Proceeds from Issuance of Convertible Preferred Stock and Related Warrants, Maximum				$ 500,000	$ 250,000	$ 1,000,000
Convertible Preferred Stock and Related Warrants Issued (in shares)			500	500	500
Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)													587		587		420
Conversion of Stock, Shares Issued (in shares)													39		39		28
Conversion of Series C Preferred Stock Into Series F Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)									1,563						1,563
Conversion of Series D Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)																	67
Conversion of Series E Preferred Stock Into Series F Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)									1,200						1,200
Conversion of Series F Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)															180	507
Conversion of Stock, Shares Issued (in shares)															20	191
Conversion from Series F Preferred Stock to Series H Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)								2,256
Conversion of Series H Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)														1,686		1,570
Conversion of Stock, Shares Issued (in shares)														9,393,937		296,160
Conversion of Series I Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)																0
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)														$ 1,000		$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)														100		100	100
Convertible Preferred Stock, Conversion Price1 (in dollars per share)														$ 350,000		$ 350,000
Series D Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)												$ 1,000
Stock Issued During Period, Shares, New Issues (in shares)												1,000
Proceeds From Issuance Of Convertible Preferred Stock, Net of Issuance Cost												$ 980,000
Series E Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)											$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																	1,200
Stock Issued During Period, Shares, New Issues (in shares)										600	600
Proceeds From Issuance Of Convertible Preferred Stock, Net of Issuance Cost										$ 600,000	$ 590,000
Series F Convertible Preferred Stock [Member]
Number of Series C and Series E Preferred Stock Exchanged for Series F Convertible Preferred Stock (in shares)							2,763
Series G Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)								1,000
Series H Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)														0		1,686
Convertible Preferred Stock, Conversion Price1 (in dollars per share)		$ 15,000
Conversion of Stock, Shares Issued (in shares)		3,257
Series I Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)														0		700
Convertible Preferred Stock, Conversion Price1 (in dollars per share)	$ 15,000
Stock Issued During Period, Shares, New Issues (in shares)	700
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 700,000